DERIVATIVE FINANCIAL INSTRUMENTS AND CERTAIN HEDGING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Net Notional Amounts of Forward Contracts Outstanding

At December 31, 2012 and 2011, the currency and net notional amounts of forward contracts outstanding translated into USD equivalent amounts were as follows:

December 31, 2012	Buy
Sell	U.S. Dollar	Euro	Canadian Dollar	Australian Dollar	Thai Baht	Chilean Peso	Mexican Peso	Malaysian Ringgit	Colombian Peso	Pound Sterling	Norwegian Krone
U.S. Dollar	0.0	$73.3	$66.9	0.0	$8.7	$20.2	$17.3	$3.0	$1.0	$0.1	0.0
Euro	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	$1.6
Pound Sterling	0.0	$152.9	0.0	$46.6	$15.5	0.0	0.0	0.0	0.0	0.0	0.0
Chinese Yuan	$20.3	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Brazilian Real	$3.5	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Japanese Yen	$0.3	$7.7	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0

December 31, 2011	Buy
Sell	U.S. Dollar	Euro	Chilean Peso	Canadian Dollar	Australian Dollar	Thai Baht	Mexican Peso	Pound Sterling	Norwegian Krone
U.S. Dollar	0.0	$48.3	$21.8	$21.7	$18.0	$15.0	$11.5	$5.5	$0.9
Brazilian Real	$8.4	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Norwegian Krone	0.0	$51.5	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Pound Sterling	0.0	$0.4	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Others	0.0	$0.2	0.0	0.0	0.0	0.0	0.0	0.0	0.0

Impact of Derivative Instruments on Consolidated Balance Sheets

The following tables summarize the impact of derivative instruments on our consolidated balance sheets and consolidated statements of income:

	Asset Derivatives				Liability Derivatives
	December 31, 2012		December 31, 2011		December 31, 2012		December 31, 2011
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments:
Cross currency swaps	Other current assets	$—	Other current assets	$0.3	Other noncurrent liabilities	$—	Other noncurrent liabilities	$13.5
Foreign currency forwards					Accrued expenses	—	Accrued expenses	0.1

Total derivatives designated as hedging instruments:		$—		$0.3		$—		$13.6

Derivatives not designated as hedging instruments:
Foreign currency forwards	Other current assets	3.2	Other current assets	0.3	Accrued expenses	1.5	Accrued expenses	2.7

Total derivatives not designated as hedging instruments:		$3.2		$0.3		$1.5		$2.7

Total derivatives		$3.2		$0.6		$1.5		$16.3

Summary of Derivative Hedges Gains (Losses) Recognized in Statement of Income

The following tables summarize the amounts and locations of our hedging derivatives’ gains or (losses) recognized for the years ended December 31, 2012 and 2011:

	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)		Location of Gain or (Loss) Recognized from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
Derivatives in Cash Flow Hedging Relationships:	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
	2012	2011		2012	2011		2012	2011
Natural gas forwards	$0.0	$0.0	Manufacturing cost of sales	$0.0	$(2.1)		$0.0	$0.0
Foreign currency forwards	—	(0.1)	Other expense, net	(0.1)	0.0		—	0.0

Total	$—	$(0.1)		$(0.1)	$(2.1)		$—	$—

	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)		Location of Gain or (Loss) Recognized from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
Derivatives in Net Investment Hedging Relationships:	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
	2012	2011		2012	2011		2012	2011
Cross currency swaps	$7.8	$3.3		$—	$—		$—	$—

Amount and Location of Gains (Losses) for Derivatives not Designated as Hedges

The following table summarizes the amount and location of gains or (losses) recognized in income for our derivatives not designated as hedges for the years ended December 31, 2012, and 2011:

Derivatives not Designated as Hedging Instruments:	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
		Year Ended December 31,
		2012	2011
Foreign currency forwards	Other expense, net	$0.2	$(4.1)

Total		$0.2	$(4.1)

Derivative Instruments Measured at Fair Value

A summary of the fair value measurements for each major category of derivatives at December 31, 2012 is outlined in the table below:

Description	Significant Other Observable Inputs (Level 2)
Currency forwards	$1.7

Total	$1.7